Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2022
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Investments maturity period		3 months	3 months
Revenue rate		88.00%
Accounts receivable (in Dollars)		$ 106,959
Deferred offering costs (in Dollars)			$ 848,531
Written off costs (in Dollars)	$ 848,531
Estimated useful lives of assets			3 to 5 years for office equipment and software.
Lease expense (in Dollars)			$ 197,245	$ 63,121
Warrants issued (in Shares)			235,693	418,473
Convertible notes payable exercised for proceeds (in Dollars)			$ 1,285,800	$ 2,093,000
One Media Sellers [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable rate		36.00%	67.00%
Accounts payable rate		80.00%	61.00%
Two Media Sellers [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable rate		25.00%	20.00%
Accounts payable rate		10.00%	8.00%
Minimum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue rate					0.50%
Office equipment and software		3 years
Maximum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue rate					10.00%
Office equipment and software		5 years
Customer One [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue rate		50.00%
Customer Two [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue rate		11.00%
Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member] | One Media Sellers [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, percentage			51.00%	30.00%
Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member] | Two Media Sellers [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, percentage			12.00%	26.00%
Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member] | Three Media Sellers [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, percentage			10.00%	11.00%
Accounts Receivable [Member] | Revenue from Rights Concentration Risk [Member] | One Media Sellers [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, percentage			67.00%	45.00%
Accounts Receivable [Member] | Revenue from Rights Concentration Risk [Member] | Two Media Sellers [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, percentage			20.00%	41.00%
Accounts Payable [Member] | Revenue from Rights Concentration Risk [Member] | One Media Sellers [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, percentage			61.00%	39.00%
Accounts Payable [Member] | Revenue from Rights Concentration Risk [Member] | Two Media Sellers [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, percentage			8.00%	14.00%
Accounts Payable [Member] | Revenue from Rights Concentration Risk [Member] | Three Media Sellers [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, percentage				10.00%
Accounts Payable [Member] | Revenue from Rights Concentration Risk [Member] | Four Media Sellers [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Revenue, percentage				9.00%